BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF BASIC AND DILUTED NET (LOSS) INCOME PER SHARE

The following tables present a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share:

	For the Three Months Ended
Numerator	March 31, 2026	March 31, 2025
Net Loss	$(4,020,831)	$(308,081)
Amortization of Debt Discounts	-	-
Interest Expense	-	-
Change in Derivative Liabilities	-	-
Adjusted Net Loss	$(4,020,831)	$(308,081)

Denominator	Shares	Shares
Basic Weighted Average Number of Shares Outstanding during Period	47,934,912	12,475,345
Dilutive Shares	-	-
Diluted Weighted Average Number of Shares Outstanding during Period	47,934,912	12,475,345

Diluted Net Loss per Share	$(0.08)	$(0.02)

The following tables present a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share:

	For the Years Ended
Numerator	December 31, 2025	December 31, 2024
Net Income (Loss)	$(8,021,235)	$4,103,067
Amortization of Debt Discounts	-	9,543
Interest Expense	-	14,450
Adjusted Net Income (Loss)	$(8,021,235)	$4,127,060

Denominator	Shares	Shares
Basic Weighted Average Number of Shares Outstanding during Period	27,306,097	5,640,991
Dilutive Shares	-	26,534,773
Diluted Weighted Average Number of Shares Outstanding during Period	27,306,097	32,175,764

Diluted Net Income (Loss) per Share	$(0.29)	$0.13